Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 3,418,243
Charge for the year	437,381	$ 63,180	¥ 462,588	¥ 508,726
Ending balance	3,525,131	509,206	3,418,243
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,157,003		9,820,928
Additions	560,219		352,829
Disposals	(42,025)		(16,213)
Transfers	(0)
Write-off	(48,506)		(5,996)
Translation difference	5,720		5,455
Ending balance	10,632,411		10,157,003	9,820,928
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,738,760)		(6,267,327)
Charge for the year	449,756		483,266
Disposals	37,875		15,523
Write-off	48,411		5,764
Impairment loss	2,792		7,332
Translation difference	2,258		2,122
Ending balance	(7,107,280)		(6,738,760)	(6,267,327)
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,689
Ending balance	14,944	2,159	14,689
Freehold land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,179		15,056
Translation difference	282		123
Ending balance	15,461		15,179	15,056
Freehold land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(490)		(464)
Translation difference	27		26
Ending balance	(517)		(490)	(464)
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,322,267
Ending balance	1,277,553	184,543	1,322,267
Buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,580,757		2,568,485
Additions	3,294		550
Disposals	(1,363)
Transfers	39,133		9,055
Write-off	(2,778)		(195)
Translation difference	3,046		2,862
Ending balance	2,622,089		2,580,757	2,568,485
Buildings and improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,258,490)		(1,166,830)
Charge for the year	88,399		90,890
Disposals	590
Write-off	2,745		62
Impairment loss	19
Translation difference	963		832
Ending balance	(1,344,536)		(1,258,490)	(1,166,830)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	289,177
Ending balance	489,603	70,723	289,177
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	303,595		253,735
Additions	514,724		315,019
Transfers	(314,338)		(264,976)
Write-off			(203)
Translation difference	40		20
Ending balance	504,021		303,595	253,735
Construction in progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,418)		(14,621)
Write-off			203
Ending balance	(14,418)		(14,418)	(14,621)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,729,300
Ending balance	1,678,039	242,393	1,729,300
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,918,270		6,655,861
Additions	23,054		23,613
Disposals	(33,100)		(13,275)
Transfers	270,749		251,609
Write-off	(41,849)		(815)
Translation difference	1,275		1,277
Ending balance	7,138,399		6,918,270	6,655,861
Plant and machinery [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,188,970)		(4,826,779)
Charge for the year	340,267		368,070
Disposals	30,183		12,794
Write-off	41,842		771
Impairment loss	2,773		7,332
Translation difference	375		354
Ending balance	(5,460,360)		(5,188,970)	(4,826,779)
Office furniture, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,720
Ending balance	38,480	5,558	38,720
Office furniture, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	246,666		234,144
Additions	15,027		12,734
Disposals	(1,655)		(666)
Transfers	2,989		3,865
Write-off	(3,623)		(4,521)
Translation difference	1,084		1,110
Ending balance	260,488		246,666	234,144
Office furniture, fittings and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(207,946)		(192,727)
Charge for the year	18,324		19,439
Disposals	1,571		610
Write-off	3,576		4,479
Translation difference	885		869
Ending balance	(222,008)		(207,946)	(192,727)
Motor and transport vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,090
Ending balance	26,512	$ 3,830	24,090
Motor and transport vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	92,536		93,647
Additions	4,120		913
Disposals	(5,907)		(2,272)
Transfers	1,467		447
Write-off	(256)		(262)
Translation difference	(7)		63
Ending balance	91,953		92,536	93,647
Motor and transport vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(68,446)		(65,906)
Charge for the year	2,766		4,867
Disposals	5,531		2,119
Write-off	248		249
Translation difference	8		41
Ending balance	¥ (65,441)		¥ (68,446)	¥ (65,906)